 ******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-6067
Reporting Period: 07/01/2009 - 06/30/2010
Dimensional Investment Group Inc.

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                                    UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION

                               Washington, D.C. 20549

                                       FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                    Investment Company Act file number 811-6067

                             DIMENSIONAL INVESTMENT GROUP INC.
                  (Exact name of registrant as specified in charter)

                  6300 Bee Cave Road, Building One, Austin, TX  78746
                  (Address of principal executive offices) (Zip code)

               Catherine L. Newell, Esquire, Vice President and Secretary
                  6300 Bee Cave Road, Building One, Austin, TX  78746
                      (Name and address of agent for service)

                                    512-306-7400
                Registrant's telephone number, including area code

Date of fiscal year end:  October 31

Date of reporting period: 07/01/2009 - 06/30/2010
Proxy Voting Report
Date:  7/01/09 to 6/30/10
Account:  LWAS/DFA U.S. High Book to Market Portfolio

The Portfolio is a feeder portfolio that only holds shares of its master fund, The U.S. Large Cap Value Series of The DFA
Investment Trust Company.  For the proxy voting record of The U.S. Large Cap Value Series, please refer to the Form
N-PX filed by The DFA Investment Trust Company (File No. 811-07436 and CIK No. 896162) on August 31, 2010.

Proxy Voting Report
Date:  7/01/09 to 6/30/10
Account:  LWAS/DFA Two-Year Fixed Income Portfolio

The Portfolio did not hold any voting securities during the reporting period and, therefore, did not vote any proxies during the reporting period.

Proxy Voting Report
Date:  7/01/09 to 6/30/10
Account:  LWAS/DFA Two-Year Government Portfolio

The Portfolio did not hold any voting securities during the reporting period and, therefore, did not vote any proxies during the reporting period.

Proxy Voting Report
Date:  7/01/09 to 6/30/10
Account:  DFA International Value Portfolio III

The Portfolio is a feeder portfolio that only holds shares of its master fund, The DFA International Value Series of The DFA
Investment Trust Company.  For the proxy voting record of The DFA International Value Series, please refer to the Form
N-PX filed by The DFA Investment Trust Company (File No. 811-07436 and CIK No. 896162) on August 31, 2010.

Proxy Voting Report
Date:  7/01/09 to 6/30/10
Account:  U.S. Large Cap Value Portfolio III

The Portfolio is a feeder portfolio that only holds shares of its master fund, The U.S. Large Cap Value Series of The DFA
Investment Trust Company.  For the proxy voting record of The U.S. Large Cap Value Series, please refer to the Form
N-PX filed by The DFA Investment Trust Company (File No. 811-07436 and CIK No. 896162) on August 31, 2010.

Proxy Voting Report
Date:  7/01/09 to 6/30/10
Account:  Tax-Managed U.S. Marketwide Value Portfolio II

The Portfolio is a feeder portfolio that only holds shares of its master fund, The Tax-Managed U.S. Marketwide Value
Series of The DFA Investment Trust Company.  For the proxy voting record of The Tax-Managed U.S. Marketwide Value
Series, please refer to the Form N-PX filed by The DFA Investment Trust Company (File No. 811-07436 and CIK No. 896162)
on August 31, 2010.

Proxy Voting Report
Date:  7/01/09 to 6/30/10
Account:  DFA International Value Portfolio II

The Portfolio is a feeder portfolio that only holds shares of its master fund, The DFA International Value Series of The
DFA Investment Trust Company.  For the proxy voting record of The DFA International Value Series, please refer to the
Form N-PX filed by The DFA Investment Trust Company (File No. 811-07436 and CIK No. 896162) on August 31, 2010.

Proxy Voting Report
Date:  7/01/09 to 6/30/10
Account:  U.S. Large Cap Value Portfolio II

The Portfolio is a feeder portfolio that only holds shares of its master fund, The U.S. Large Cap Value Series of The DFA
Investment Trust Company.  For the proxy voting record of The U.S. Large Cap Value Series, please refer to the Form
N-PX filed by The DFA Investment Trust Company (File No. 811-07436 and CIK No. 896162) on August 31, 2010.

Proxy Voting Report
Date:  7/01/09 to 6/30/10
Account:  DFA International Value Portfolio IV

The Portfolio is a feeder portfolio that only holds shares of its master fund, The DFA International Value Series of The
DFA Investment Trust Company.  For the proxy voting record of The DFA International Value Series, please refer to the
Form N-PX filed by The DFA Investment Trust Company (File No. 811-07436 and CIK No. 896162) on August 31, 2010.

Proxy Voting Report
Date:  7/01/09 to 6/30/10
Account:  Emerging Markets Portfolio II

The Portfolio is a feeder portfolio that only holds shares of its master fund, The Emerging Markets Series of The DFA
Investment Trust Company.  For the proxy voting record of The Emerging Markets Series, please refer to the Form N-PX filed by The DFA Investment Trust Company (File No. 811-07436 and CIK No. 896162) on August 31, 2010.

Proxy Voting Report
Date:  7/01/09 to 6/30/10
Account:  U.S. Large Company Portfolio (formerly, U.S. Large Company Institutional Index Portfolio)

The Portfolio is a feeder portfolio that only holds shares of its master fund, The U.S. Large Company Series of The DFA
Investment Trust Company.  For the proxy voting record of The U.S. Large Company Series, please refer to the Form
N-PX filed by The DFA Investment Trust Company (File No. 811-07436 and CIK No. 896162) on August 31, 2010.

Proxy Voting Report
Date:  7/01/09 to 6/30/10
Account:  Global Equity Portfolio

The Portfolio did not hold any securities for which an annual or special meeting of shareholders occurred during the reporting period and, therefore, the Portfolio did not vote any proxies during the reporting period.

Proxy Voting Report
Date:  7/01/09 to 6/30/10
Account:  Global 60/40 Portfolio

The Portfolio did not hold any securities for which an annual or special meeting of shareholders occurred during the reporting period and, therefore, the Portfolio did not vote any proxies during the reporting period.

Proxy Voting Report
Date:  7/01/09 to 6/30/10
Account:  Global 25/75 Portfolio

The Portfolio did not hold any securities for which an annual or special meeting of shareholders occurred during the reporting period and, therefore, the Portfolio did not vote any proxies during the reporting period.

Proxy Voting Report
Date:  7/01/09 to 6/30/10
Account:  DFA International Value Portfolio

The Portfolio is a feeder portfolio that only holds shares of its master fund, The DFA International Value Series of The
DFA Investment Trust Company.  For the proxy voting record of The DFA International Value Series, please refer to the
Form N-PX filed by The DFA Investment Trust Company (File No. 811-07436 and CIK No. 896162) on August 31, 2010.
 ========== END NPX REPORT
                                                                                          SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Dimensional Investment Group Inc.

By:      /s/David G. Booth

Name:  David G. Booth
Title:  Chairman, Director, President and Co-Chief Executive Officer

Date:  August 24, 2010